Common Shares - Schedule of Shares Reserved For Future Issuance Under The Plan (Details) - shares	Oct. 31, 2023	Oct. 31, 2022
Class of Stock [Line Items]
Common stock shares reserved for future issuance	15,726,525	10,924,038
Remaining shares reserved for future issuance under the equity plans
Class of Stock [Line Items]
Common stock shares reserved for future issuance	2,607,943	170,158
Options to purchase common shares
Class of Stock [Line Items]
Common stock shares reserved for future issuance	2,706,941	1,575,785
Preferred Stock, as converted
Class of Stock [Line Items]
Common stock shares reserved for future issuance		5,983,339
Warrants to purchase common shares
Class of Stock [Line Items]
Common stock shares reserved for future issuance	10,411,641
Warrants to purchase redeemable convertible preferred shares
Class of Stock [Line Items]
Common stock shares reserved for future issuance		3,194,756